787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Alpine Total Dynamic Dividend Fund (File No. 811-21980)

Ladies and Gentlemen:

On behalf of Alpine Total Dynamic Dividend Fund (the “Fund”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on March 14, 2018 (the “Special Meeting”).

As set forth in more detail in the accompanying proxy materials, the Special Meeting is being held to (i) approve a new investment advisory agreement between the Fund and Aberdeen Asset Managers Limited (“Proposal 1”); and (ii) elect four Trustees, each to serve a term from one to three years and until his or her successor has been duly elected and qualifies (“Proposal 2”).

It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about January 5, 2018.

We note that the Proxy Statement with respect to the Fund is substantially similar to the proxy statements that were also filed on December 21, 2017 with respect to Alpine Global Dynamic Dividend Fund and to Alpine Global Premier Properties Fund (except that proxy statement includes an additional proposal with respect to approval of a subadvisory agreement). We therefore respectfully request that the staff take into consideration the similarities amongst the three proxy statements in conducting their review.

Please do not hesitate to contact me at (212) 728-8865 or Neesa P. Sood at (202) 303-1232 if you have comments or if you require additional information regarding the enclosed materials.

New York   Washington   Houston   Paris   London   Milan Rome   Frankfurt   Brussels

in alliance with Dickson Minto W.S., London and Edinburgh

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP Neesa P. Sood, Willkie Farr & Gallagher LLP